Share-based payments (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of Changes in Founders' Warrants, Warrants, and Free Shares
The number of stock options, founders’ warrants, warrants and free shares outstanding on June 30, 2023 and their main characteristics, are detailed below:

Founders’ warrants outstanding as at June 30, 2023

	BSPCE 08-2013	BSPCE 09-2014	BSPCE 2015-1	BSPCE 2015-3
Date of the shareholders' meeting	28-Jun-13	18-Jun-14	18-Jun-14	18-Jun-14
Date of grant by the Executive Board	28-Aug-13	16-Sep-14	10-Feb-15	10-Jun-15
Total number of BSPCEs authorized	500,000	450,000	450,000	450,000
Total number of BSPCEs granted	50,000	97,200	71,650	53,050
Total number of shares to which the BSPCE were likely to give right on the date of their grant	50,000	97,200	71,650	53,050
the number of which that may be subscribed by corporate officers:	—	21,000	24,000	—
the number that can be subscribed by Laurent LEVY	—	21,000	24,000	—
Number of beneficiaries who are not corporate officers	1	30	13	42
Starting date for the exercise of the BSPCE	08/28/13	09/16/15	02/10/2016	06/10/2016
BSPCE expiry date	08/28/23	09/16/24	02/10/2025	06/10/2025
BSPCE exercise price	€5.92	€18.68	€18.57	€20.28
Number of shares subscribed as of June 30, 2023	—	—	—	—
Total number of BSPCEs lapsed or cancelled as of June 30, 2023	—	11,250	3,200	23,050
Total number of BSPCEs outstanding as of June 30, 2023	50,000	85,950	68,450	30,000
Total number of shares available for subscription as of June 30, 2023	50,000	85,950	68,450	30,000
Maximum total number of shares that may be subscribed for upon exercise of all outstanding BSPCEs (assuming that all the conditions for the exercise of the related BSPCEs are met)	50,000	85,950	68,450	30,000

	BSPCE 2016 Ordinary	BSPCE 2016 Performance	BSPCE 2017 Ordinary	BSPCE “2017”
Date of the shareholders' meeting	25-Jun-15	25-Jun-15	23-Jun-16	23-Jun-16
Date of grant by the Executive Board	2-Feb-16	2-Feb-16	7-Jan-17	7-Jan-17
Total number of BSPCEs authorized	450,000	450,000	450,000	450,000
Total number of BSPCEs granted	126,400	129,250	117,650	80,000
Total number of shares to which the BSPCE were likely to give right on the date of their grant	126,400	129,250	117,650	80,000
the number of which that may be subscribed by corporate officers:	23,500	23,500	26,400	32,000
the number of which that may be subscribed by Laurent LEVY	23,500	23,500	26,400	32,000
Number of beneficiaries who are not corporate officers	43	50	42	3
Starting date for the exercise of the BSPCE	02/02/2017	02/02/2016	01/07/2017	01/07/2017
BSPCE expiry date	02/02/2026	02/02/2026	01/07/2027	01/07/2027
BSPCE exercise price	€14.46	€14.46	€15.93	€15.93
Number of shares subscribed as of June 30, 2023	333	—	—	—
Total number of BSPCEs lapsed or cancelled as of June 30, 2023	25,850	29,682	18,850	—
Total number of BSPCEs outstanding as of June 30, 2023	100,217	99,568	98,800	80,000
Total number of shares available for subscription as of June 30, 2023	100,217	99,568	98,800	80,000
Maximum total number of shares that may be subscribed for upon exercise of all outstanding BSPCEs (assuming that all the conditions for the exercise of said BSPCEs are met)	100,217	99,568	98,800	80,000
Warrants outstanding as at June 30, 2023

	BSA 2013	BSA 2014	BSA 2015-1	BSA 2015-2 (a)
Date of the shareholders’ meeting	4-May-12	18-Jun-14	18-Jun-14	18-Jun-14
Date of grant by the Executive Board	10-Apr-13	16-Sep-14	10-Feb-15	25-Jun-15
Maximum number of BSAs authorized	200,000	100,000	100,000	100,000
Total number of BSAs granted	10,000	14,000	26,000	64,000
Number of shares to which the BSA were likely to give right on the date of their grant	10,000	14,000	26,000	64,000
including the total number of shares that may subscribed by the corporate officers of the Company	—	8,000	15,000	—
Relevant officers:
Anne-Marie GRAFFIN	—	—	5,000	—
Enno SPILLNER	—	—	3,000	—
Alain HERRERA	—	4,000	5,000	—
Gary PHILLIPS	—	—	—	—
Christophe DOUAT (observer)	—	4,000	2,000	—
Number of beneficiaries who are not corporate officers	1	1	2	1
Starting date for the exercise of the BSA	04/30/2014	09/16/2014	02/10/2015	06/25/2015
BSA expiry date (6)	04/10/2023	09/16/2024	02/10/2025	06/25/2025
BSA issue price	€2.50	€4.87	€4.87	€5.00
Exercise price per BSA	€6.37	€17.67	€17.67	€19.54
Number of shares subscribed as of June 30, 2023	—	—	—	—
Total number of forfeited or cancelled BSAs as of June 30, 2023	10,000	4,000	5,000	—
Total number of BSAs outstanding as of June 30, 2023	—	10,000	21,000	64,000
Total number of shares available for subscription as of June 30, 2023 (considering the conditions of exercise of the BSAs)	—	—	—	—
Maximum total number of shares that may be subscribed for upon exercise of all outstanding BSAs (assuming that all the conditions for the exercise of said BSAs are met)	—	10,000	21,000	64,000

	BSA 2018	BSA 2018-1	BSA 2018-2	BSA 2019-1	BSA 2020	BSA 2021 (a)	BSA 2021 (b)
Date of the shareholders’ meeting	14-Jun-17	14-Jun-17	23-May-18	23-May-18	11-Apr-19	30-Nov-20	30-Nov-20
Date of grant by the Executive Board	6-Mar-18	6-Mar-18	27-Jul-18	29-Mar-19	17-Mar-20	20-Apr-21	20-Apr-21
Maximum number of BSAs authorized	116,000	116,000	140,000	140,000	500,000	650,000	650,000
Total number of BSAs granted	18,000	10,000	5,820	18,000	18,000	48,103	30,000
Number of shares to which the BSA were likely to give right on the date of their grant	18,000	10,000	5,820	18,000	18,000	48,103	30,000
including the total number of shares that may subscribed by the corporate officers of the Company	12,700	—	—	12,700	14,024	—	—
Relevant officers:
Anne-Marie GRAFFIN	2,900	—	—	2,900	3,843	—	—
Enno SPILLNER	4,000	—	—	4,000	3,829	—	—
Alain HERRERA	2,900	—	—	2,900	3,195	—	—
Gary PHILLIPS	—	—	—				—
Christophe DOUAT (observer)	2,900	—	—	2,900	3,157	—	—
Number of beneficiaries who are not corporate officers	1	1	1	1	1	1	1
Starting date for the exercise of the BSA	03/06/2018	03/06/2018	07/27/18	03/29/19	03/17/20	04/20/21	04/20/21
BSA expiry date (6)	03/06/2023	03/06/2023	07/27/28	03/29/29	03/17/30	04/20/31	04/20/31
BSA issue price	€1.62	€1.62	€2.36	€1.15	€0.29	€2.95	€0.68
Exercise price per BSA	€13.55	€13.55	€16.10	€11.66	€6.59	€13.47	€13.64
Number of shares subscribed as of June 30, 2023	—	—	—	—	—	—	—
Total number of forfeited or cancelled BSAs as of June 30, 2023	18,000	10,000	—	—	—	33,672	30,000
Total number of BSAs outstanding as of June 30, 2023	—	—	5,820	18,000	18,000	14,431	—
Total number of shares available for subscription as of June 30, 2023 (considering the conditions of exercise of the BSAs)	—	—	—	—	—	—	—
Maximum total number of shares that may be subscribed for upon exercise of all outstanding BSAs (assuming that all the conditions for the exercise of said BSAs are met)	—	—	5,820	18,000	18,000	14,431	—
Free shares outstanding as at June 30, 2023

	AGA 2020	AGA 2021	AGA 2022	AGA 2023 -= P1	AGA 2023 - P2
Date of the shareholders’ meeting	11-Apr-19	30-Nov-20	20-Apr-21	27-Jun-23	27-Jun-23
Date of grant by the Executive Board	11-Mar-20	20-Apr-21	22-Jun-22	27-Jun-23	27-Jun-23
Total number of AGAs authorized	650,000	850,000	850,000	1,200,000	1,200,000
Total number of AGAs granted	50,000	362,515	300,039	427,110	439,210
Total number of shares to which the AGAs were likely to give right on the date of their grant	50,000	362,515	300,039	427,110	439,210
including the number that can be subscribed by corporate officers:	50,000	270,000	245,000	298,860	293,470
the number that can be subscribed by Laurent LEVY	—	180,000	150,000	200,116	200,116
the number that can be subscribed by Anne-Juliette HERMANT	50,000	90,000	35,000	33,354	33,354
the number that can be subscribed by Bart VAN RHIJN	—	—	60,000	65,390	65,390
Number of beneficiaries who are not corporate officers	—	79	79	88	87
Date of acquisition (end of the acquisition period)	03/11/22	04/20/23	06/22/24	06/27/25	06/27/25
Number of shares subscribed as of June 30, 2023	50,000	354,510	—	—	—
Total number of AGAs lapsed or cancelled as of June 30, 2023	—	8,005	1,009	—	—
Total number of AGAs outstanding as of June 30, 2023	—	—	299,030	427,110	439,210
Total number of shares that may be subscribed	—	—	299,030	427,110	439,210
Duration of the holding period	1 year	1 year	1 year	1 year	1 year

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of June 30, 2023	612,985	151,251	2,044,757	1,165,350	3,974,343
Th
Disclosure of Changes in Share Options
Stock options outstanding as at June 30, 2023

	OSA 2016-1 Performance	OSA 2016-2	OSA 2017 Ordinary	OSA 2018	OSA 2019-1	OSA 2019 LLY
Date of the shareholders’ meeting	25-Jun-15	23-Jun-16	23-Jun-16	14-Jun-17	23-May-18	11-Apr-19
Date of grant by the Executive Board	02-Feb-16	03-Nov-16	07-Jan-17	6-Mar-18	29-Mar-19	24-Oct-19
Total number of OSAs authorized	450,000	450,000	450,000	526,800	648,000	500,000
Total number of OSAs granted	6,400	4,000	3,500	62,000	37,500	500,000
Total number of shares to which the OSAs were likely to give right on the date of their grant	6,400	4,000	3,500	62,000	37,500	500,000
including the number that may be subscribed or purchased by corporate officers:	—	—	—	—	—	500,000
the number that can be subscribed by Laurent LEVY	—	—	—	—	—	500,000
the number that can be subscribed by Anne-Juliette HERMANT	—	—	—	—	—	—
the number that can be subscribed by Bart VAN RHIJN	—	—	—	—	—	—
Number of beneficiaries who are not corporate officers	2	1	2	5	12	—
Starting date for the exercise of the OSA	02/02/2017	11/03/2017	01/08/2018	03/07/2019	03/30/2021	10/24/2019
OSA expiry date	02/02/2026	11/03/2026	01/07/2027	03/06/2028	03/29/2029	10/24/2029
Exercise price per OSA	€13.05	€14.26	€14.97	€12.87	€11.08	€6.41
Number of shares subscribed as of June 30, 2023	—	—	—	—	—	—
Total number of lapsed or cancelled OSAs as of June 30, 2023	6,000	—	3,000	10,000	11,750	—
Total number of OSAs outstanding as of June 30, 2023	400	4,000	500	52,000	25,750	500,000
Maximum number of shares available for subscription as of June 30, 2023 (given the vesting conditions of the OSAs)	120	4,000	500	52,000	25,750	—
Maximum total number of shares that may be subscribed for upon exercise of all outstanding OSAs (assuming that all the conditions for the exercise of said OSAs are met)	400	4,000	500	52,000	25,750	500,000

	OSA 2020	OSA 2021-04 Ordinary	OSA 2021-04 Performance	OSA 2021-06 Performance	OSA 2021-06 Ordinary
Date of the shareholders’ meeting	11-Apr-19	30-Nov-20	30-Nov-20	30-Nov-20	28-Apr-21
Date of grant by the Executive Board	11-Mar-20	20-Apr-21	20-Apr-21	21-Jun-21	21-Jun-21
Total number of OSAs authorized	500,000	850,000	1,000,000	1,000,000	850,000
Total number of OSAs granted	407,972	143,200	428,000	60,000	60,000
Total number of shares to which the OSAs were likely to give right on the date of their grant	407,972	143,200	428,000	60,000	60,000
including the number that may be subscribed or purchased by corporate officers:	180,000	—	240,000	60,000	60,000
the number that can be subscribed by Laurent LEVY	120,000	—	180,000	—	—
the number that can be subscribed by Anne-Juliette HERMANT	60,000	—	60,000	—	—
the number that can be subscribed by Bart VAN RHIJN	—	—	—	60,000	60,000
Number of beneficiaries who are not corporate officers	104	13	14	—	—
Starting date for the exercise of the OSA	03/11/2021	04/20/22	04/20/22	06/21/22	06/21/22
OSA expiry date	03/11/2030	04/20/31	04/20/31	06/21/31	06/21/31
Exercise price per OSA	€6.25	€13.74	€13.74	€12.99	€12.99
Number of shares subscribed as of June 30, 2023	—	—	—	—	—
Total number of lapsed or cancelled OSAs as of June 30, 2023	28,065	103,000	60,000	—	—
Total number of OSAs outstanding as of June 30, 2023	379,907	40,200	368,000	60,000	60,000
Maximum number of shares available for subscription as of June 30, 2023 (given the vesting conditions of the OSAs)	379,907	30,128	—	—	40,000
Maximum total number of shares that may be subscribed for upon exercise of all outstanding OSAs (assuming that all the conditions for the exercise of said OSAs are met)	379,907	40,200	368,000	60,000	60,000

	OSA 2022-001 Performance	OSA 2022-06 Performance	OSA 2022-06 Ordinaire
Date of the shareholders’ meeting	30-Nov-20	30-Nov-20	28-Apr-21
Date of grant by the Executive Board	22-Jun-22	22-Jun-22	22-Jun-22
Total number of OSAs authorized	1,000,000	1,000,000	850,000
Total number of OSAs granted	20,000	170,400	410,500
Total number of shares to which the OSAs were likely to give right on the date of their grant	20,000	170,400	410,500
including the number that may be subscribed or purchased by corporate officers:	—	—	245,000
the number that can be subscribed by Laurent LEVY	—	—	150,000
the number that can be subscribed by Anne-Juliette HERMANT	—	—	35,000
the number that can be subscribed by Bart VAN RHIJN	—	—	60,000
Number of beneficiaries who are not corporate officers	1	83	49
Starting date for the exercise of the OSA	04/14/23	06/22/23	06/22/23
OSA expiry date	04/14/32	06/22/32	06/22/32
Exercise price per OSA	€6.17	€4.16	€4.16
Number of shares subscribed as of June 30, 2023	—	—	—
Total number of lapsed or cancelled OSAs as of June 30, 2023	20,000	14,400	12,500
Total number of OSAs outstanding as of June 30, 2023	—	156,000	398,000
Maximum number of shares available for subscription as of June 30, 2023 (given the vesting conditions of the OSAs)	—	—	139,333
Maximum total number of shares that may be subscribed for upon exercise of all outstanding OSAs (assuming that all the conditions for the exercise of said OSAs are met)	—	156,000	398,000

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of June 30, 2023	612,985	151,251	2,044,757	1,165,350	3,974,343
Th
Disclosure of Number of Founders' Warrants, Warrants and Free Shares Outstanding and Their Characteristics	As of June 30, 2023, the assumptions related to the probability that the performance conditions of the BSPCE, BSA and OSA will be met have been updated:

BSPCE	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the first half of 2023 (in thousands of euros)	Expense for the first half of 2022 (in thousands of euros)
BSPCE 2012-2	6.65	6.63	44.3% - 47.6%	5 / 7.3	0.84% - 1.22%	0.00%	288	—	—
BSPCE 08-2013	6.30	5.92	256%	7	0.90%	0.00%	152	—	—
BSPCE 09-2014	18.68	18.68	58%	5.5/6/6.5	0.64%	0.00%	932	—	—
BSPCE 2015-2	18.57	18.57	58% - 62% - 61%	5.5/6/6.5	0.39%	0.00%	50	—	—
BSPCE 2015-3	20.28	20.28	61% - 62% - 61%	5.5/6/6.5	0.56%	0.00%	483	—	—
BSPCE 2016 Ordinary	14.46	14.46	59% - 62% - 60%	5.5/6/6.5	0.32%	0.00%	1,080	2	—
BSPCE 2016 Performance	14.46	14.46	59%	5	0.19%	0.00%	1,212	18	27
BSPCE 2017 Ordinary	15.93	15.93	58% - 61% - 59%	5.5/6/6.5	0.23%	0.00%	1,000	1	—
BSPCE 2017	15.93	15.93	59%	5	0.11%	0.00%	627	—	—
Total BSPCE	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	25	27

BSA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the first half of 2023 (in thousands of euros)	Expense for the first half of 2022 (in thousands of euros)
BSA 04-2012	6.00	6.00	49%	10	0.96%	0.00%	183	—	—
BSA 2013	6.30	6.30	156%	6	0.90%	0.00%	1	—	—
BSA 2014	18.68	17.67	57%	5	0.41%	0.00%	—	—	—
BSA 2015-1	17.67	17.67	58%	5	0.26% - 0.27%	0.00%	63	—	—
BSA 2015-2 (a)	17.67	17.67	58%-58%-57%-58%	5/5.1/ 5.3/5.4	0.39%	0.00%	16	—	—
BSA 2017	15.76	15.76	33%	2.4	—%	0.00%	—	—	—
BSA 2018	13.55	13.55	38%	4.8	0.7% - 0.1%	0.00%	2	—	—
BSA 2018-1	13.55	13.55	38%	4.8	0.7% - 0.1%	0.00%	—	—	—
BSA 2018-2	16.10	16.10	38%	4.8	0.7% - 0.1%	0.00%	1	—	—
BSA 2019-1	11.66	11.66	37%	9.8/9.9	0.16% - 0.50%	0.00%	24	—	—
BSA 2020	13.03	6.59	38%	10	/ -0.07%	0.00%	19	—	—
BSA 2021 (a)	13.47	13.47	39.10%	10	0.27%	0.00%	44	—	—
BSA 2021 (b)	n.a.	13.64	n.a.	10	n.a.	0.00%	—	—	—
Total BSA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	—	—

AGA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the first half of 2023 (in thousands of euros)	Expense for the first half of 2022 (in thousands of euros)
AGA 2018-1	12.87	0.00	n.a.	n.a.	0.00%	0.00%	4,951	—	—
AGA 2018-2	12.87	0.00	n.a.	n.a.	0.00%	0.00%	75	—	—
AGA 2019-1	10.90	0.00	n.a.	n.a.	0.19% / 0.141%	0.00%	4,776	—	—
AGA 2020	5.90	0.00	n.a.	n.a.	-0.74%/ -0.69%	0.00%	287	—	28
AGA 2021	13.60	0.00	n.a.	n.a.	0.63% / 0.59%	0.00%	4,869	694	1,146
AGA 2022	3.68	0	n.a.	n.a.	0.95% /1.46%	0.00%	1,092	271	12
AGA 2023 - P1	4.87	0.00	n.a.	n.a.	3% / 3.2%	0.00%	2,071	9	n.a.
AGA 2023 - P2	4.87	0	n.a.	n.a.	3% /3.2%	0.00%	2,130	9	n.a.
Total AGA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	982	1,186

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended June 30, 2023	25	—	343	982	1,349

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended June 30, 2022	27	—	147	1,186	1,360

Disclosure of Number of Shares Options Outstanding and Their Characteristics

OSA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the first half of 2023 (in thousands of euros)	Expense for the first half of 2022 (in thousands of euros)
OSA 2016 Performance	13.05	13.05	59%	5	0.19%	0.00%	69	—	—
OSA 2016-2	14.26	14.26	58% - 62% - 59%	5.5 / 6 /6.5	0.04%	0.00%	27	—	—
OSA 2017 Ordinary	15.93	14.97	58% - 61% - 59%	5.5 / 6 /6.5	0.23%	0.00%	31	—	—
OSA 2018	12.87	12.87	35%	5.5 / 6 /6.5	—%	0.00%	252	—	—
OSA 2019-1	11.08	11.08	38.1% / 37.4%	6 /6.5	0.103% / 0.149%	0.00%	140	—	(1)
OSA 2019-2	6.41	6.41	37%	10	0.40%	0.00%	252	—	—
OSA 2020	6.25	6.25	38.30%	10	0.31%	0.00%	939	13	28
OSA 2021-04 O	13.60	13.74	38.9% - 37.8% - 38.3%	5.5 / 6 /6.5	0.38% / 0.33% / 0.28%	0.00%	684	25	(49)
OSA 2021-04 P	13.60	13.74	39.10%	10	0.03%	0.00%	1,816	86	76
OSA 2021-06 O	12.20	12.99	39.2% - 37.9% - 38.1%	5.5 / 6 /6.5	0.35% / 0.30% / 0.26%	0.00%	246	33	72
OSA 2021-06 P	12.20	12.99	39.10%	10	0.13%	0.00%	212	12	12
OSA 2022-001 P	6.06	6.17	40.00%	10	1.29%	0.00%	1	—	—
OSA 2022-06 P	3.68	4.16	40.08%	10	2.28%	0.00%	71	4	—
OSA 2022-06 O	3.68	4.16	42.06% - 41.21% - 40.65%	5.5 / 6 /6.5	1.83% / 1.87% / 1.90%	0.00%	580	170	8
Total OSA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	343	147

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended June 30, 2023	25	—	343	982	1,349

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended June 30, 2022	27	—	147	1,186	1,360